Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Current Asset [Abstract]
Schedule of Other Current Assets	The other current assets are comprised of the following items:

	As of June 30,	As of December 31,
	2022	2021
Advances to employees (i)	$129,107	$17,063
Other current assets (ii)	36,978	4,077

Total	$166,085	$21,140

(i)	Refers to remuneration related advances.
(ii)	Refers to federal witholding taxes and recoverable income taxes.

5.	Other Current Assets
The other current assets are comprised of the following items:

	As of December 31,
	2021	2020
Advances to employees	$17,063	$1,867
Director & Officers insurance (i)	2,582	2,243
Other current assets	1,495	—

Total	$21,140	$4,110

(i)	Refers to insurance for two officers allocated to the UAM Business.